200 Clarendon Street
27th Floor
Boston, MA 02116-5021
+1 617 728 7100 Main
+1 617 426 6567 Fax
www.dechert.com

KENNETH R. EARLEY

kenneth.earley@dechert.com
+1 (617) 728-7139 Direct
+1 (617) 275-8374 Fax

September 11, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                            THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is one copy of Post-Effective Amendment No. 79 under the Securities Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains one Prospectus (applicable to Class L Shares), and one Combined Statement of Additional Information (“SAI”) which is incorporated by reference into Part B of the Amendment (applicable to Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y Shares).  The Amendment is being filed in connection with the Company’s update of its Registration Statement to add Class L Shares to The Hartford Inflation Plus Fund, a series of the Company.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on the 60th day after the filing of the Amendment.  No fees are required in connection with this filing.  Please contact the undersigned at (617) 728-7139 or Kevin M. Bopp at (212) 641-5691 with any comments or questions concerning the Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Kenneth R. Earley
Kenneth R. Earley

cc:	Alice A. Pellegrino, Esq.
Kevin M. Bopp, Esq.

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